CONTINGENCIES	12 Months Ended
Dec. 31, 2015
CONTINGENCIES [Abstract]
CONTINGENCIES

NOTE 8 – CONTINGENCIES

From and after the Spin-Off, Libsyn will be responsible for the debts, liabilities and other obligations related to the business or businesses which Libsyn own and operate following the consummation of the Spin-Off.  Although Libsyn does not expect to be liable for any obligations not expressly assumed by Libsyn, it is possible that Libsyn could be required to assume responsibility for certain obligations retained by FAB should FAB fail to pay or perform its retained obligations.